Revenue from contract with customer (Details) € in Millions, $ in Millions					1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		14 Months Ended
	Aug. 01, 2022 CHF (SFr)	May 01, 2021 CHF (SFr)	Oct. 30, 2020 USD ($)	Jan. 02, 2018 USD ($) item	Jan. 31, 2018 USD ($)	Dec. 20, 2019 USD ($)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2004 EUR (€)
Revenue from contract with customer
Revenue from contract with customer							SFr 183,354	SFr 992,595	SFr 420,591	SFr 1,836,818
Indivior PLC
Revenue from contract with customer
Number of distinct material promises and performance obligations | item				2
Additional funding for research and development costs incurred	SFr 850,000
Indivior PLC | Rights granted
Revenue from contract with customer
Revenue from contract with customer | $					$ 5.0
Indivior PLC | Achievement of pre-specified milestones
Revenue from contract with customer
Variable consideration allocated to contract | $				$ 330.0
Indivior PLC | Research
Revenue from contract with customer
Revenue from contract with customer							200,000	1,000,000.0	400,000	1,800,000
Initial research term				2 years
Increment period for extension of research term				12 months
Number of newly identified compounds selected | item				1
Additional funding for research and development costs incurred		SFr 3,700,000	$ 2.8			$ 1.6
Research funding received											SFr 2,400,000
Research funding to be received							300,000		300,000		300,000
Research funding to be paid by investor to third parties							1,000,000.0		1,000,000.0		1,000,000.0
Contract asset and trade receivable							200,000		200,000		SFr 200,000	SFr 200,000
Indivior PLC | Research | Minimum
Revenue from contract with customer
Annual funding for research and development costs incurred | $				$ 2.0
Indivior PLC | Research | Indivior PLC
Revenue from contract with customer
Number of newly identified compounds selected | item				1
Janssen Pharmaceuticals Inc. | Development
Revenue from contract with customer
Revenue from contract with customer							SFr 0	SFr 0	SFr 0	SFr 0
Janssen Pharmaceuticals Inc. | Development | Maximum
Revenue from contract with customer
Variable consideration allocated to contract | €													€ 109